UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SCIENCE & TECHNOLOGY FUND - 3RD QUARTER REPORT -PERIOD ENDED APRIL 30, 2005



[LOGO OF USAA]
    USAA(R)

                             USAA SCIENCE &
                                     TECHNOLOGY Fund

                                     [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2005

                                                                      (Form N-Q)

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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2005 (UNAUDITED)

                                                                            MARKET
    NUMBER                                                                   VALUE
 OF SHARES     SECURITY                                                      (000)
----------------------------------------------------------------------------------
               COMMON STOCKS (98.5%)

               APPLICATION SOFTWARE (1.6%)
    37,700     NAVTEQ Corp.*                                               $ 1,373
   157,700     salesforce.com, Inc.*                                         2,284
    51,400     SERENA Software, Inc.*                                          978
                                                                           -------
                                                                             4,635
                                                                           -------
               BIOTECHNOLOGY (3.6%)
     7,200     Abgenix, Inc.*                                                   50
    50,700     Amylin Pharmaceuticals, Inc.*(a)                                862
    54,200     Applera Corp. Celera Genomics Group*                            499
    15,000     Cephalon, Inc.*                                                 658
    25,500     CV Therapeutics, Inc.*                                          505
    23,600     Cytokinetics, Inc.*                                             116
     7,000     Genentech, Inc.*                                                497
    34,200     Genzyme Corp.*                                                2,004
    49,800     Gilead Sciences, Inc.*                                        1,847
    89,100     Human Genome Sciences, Inc.*                                    921
    14,300     ICOS Corp.*                                                     323
   107,000     Millennium Pharmaceuticals, Inc.*                               937
    19,000     NPS Pharmaceuticals, Inc.*                                      231
     3,100     Onyx Pharmaceuticals, Inc.*                                      96
     6,500     OSI Pharmaceuticals, Inc.*                                      308
       734     Serono S.A. "B" (Switzerland)(h)                                468
    23,850     ZymoGenetics, Inc.*                                             369
                                                                           -------
                                                                            10,691
                                                                           -------
               COMMUNICATIONS EQUIPMENT (14.4%)
   499,200     Cisco Systems, Inc.*                                          8,626
   518,800     Corning, Inc.*                                                7,133
   156,400     Juniper Networks, Inc.*                                       3,533
   519,400     Motorola, Inc.                                                7,968
   714,900     Nokia Corp. ADR (Finland)                                    11,424
   144,200     Scientific-Atlanta, Inc.                                      4,410
                                                                           -------
                                                                            43,094
                                                                           -------
               COMPUTER HARDWARE (2.8%)
   411,900     Hewlett-Packard Co.                                           8,432
                                                                           -------
               COMPUTER STORAGE & PERIPHERALS (2.7%)
   254,900     EMC Corp.*                                                    3,344
   128,900     Hutchinson Technology, Inc.*                                  4,775
                                                                           -------
                                                                             8,119
                                                                           -------
               CONSUMER ELECTRONICS (0.7%)
    61,600     Sony Corp. (Japan)(h)                                         2,230
                                                                           -------
               DATA PROCESSING & OUTSOURCED SERVICES (7.8%)
    40,300     Automatic Data Processing, Inc.                               1,751
   298,800     BISYS Group, Inc.*                                            4,219
   132,400     DST Systems, Inc.*                                            6,011
   229,200     First Data Corp.                                              8,716
    95,300     Iron Mountain, Inc.*                                          2,830
                                                                           -------
                                                                            23,527
                                                                           -------
               DIVERSIFIED CHEMICALS (0.2%)
    21,486     Bayer AG (Germany)(h)                                           705
                                                                           -------

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                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2005 (UNAUDITED)

                                                                            MARKET
    NUMBER                                                                   VALUE
 OF SHARES     SECURITY                                                      (000)
----------------------------------------------------------------------------------
               DRUG RETAIL (0.4%)
   314,700     Rite Aid Corp.*                                            $  1,142
                                                                          --------
               ELECTRICAL COMPONENTS & EQUIPMENT (2.5%)
 1,560,000     Hon Hai Precision Industry Corp. Ltd. (Taiwan)(h)             7,462
                                                                          --------
               ELECTRONIC EQUIPMENT MANUFACTURERS (1.7%)
   132,400     Jabil Circuit, Inc.*                                          3,654
    96,600     Symbol Technologies, Inc.                                     1,292
                                                                          --------
                                                                             4,946
                                                                          --------
               ELECTRONIC MANUFACTURING SERVICES (1.2%)
   323,900     Flextronics International Ltd. (Singapore)*(a)                3,611
                                                                          --------
               EMPLOYMENT SERVICES (0.9%)
    46,100     Manpower, Inc.                                                1,777
    41,700     Monster Worldwide, Inc.*                                        960
                                                                          --------
                                                                             2,737
                                                                          --------
               HEALTH CARE DISTRIBUTORS (0.7%)
    56,600     McKesson Corp.                                                2,094
                                                                          --------
               HEALTH CARE EQUIPMENT (2.9%)
    57,100     Baxter International, Inc.                                    2,119
     8,400     Beckman Coulter, Inc.                                           561
    33,860     Hospira, Inc.*                                                1,136
    71,600     Medtronic, Inc.                                               3,773
    36,000     Olympus Corp. (Japan)(h)                                        722
    15,000     Terumo Corp. (Japan)(h)                                         443
                                                                          --------
                                                                             8,754
                                                                          --------
               HEALTH CARE FACILITIES (0.6%)
    31,800     Triad Hospitals, Inc.*                                        1,630
                                                                          --------
               HEALTH CARE SERVICES (0.4%)
    86,700     NDCHealth Corp.                                               1,324
                                                                          --------
               HEALTH CARE SUPPLIES (0.2%)
    14,300     Edwards Lifesciences Corp.*                                     630
                                                                          --------
               HOME ENTERTAINMENT SOFTWARE (3.1%)
   176,200     Electronic Arts, Inc.*                                        9,407
                                                                          --------
               INTERNET RETAIL (1.1%)
   101,500     eBay, Inc.*                                                   3,221
                                                                          --------
               INTERNET SOFTWARE & SERVICES (8.3%)
    37,100     Google, Inc. "A"*(a)                                          8,162
   149,500     S1 Corp.*                                                       790
   459,700     Yahoo!, Inc.*                                                15,864
                                                                          --------
                                                                            24,816
                                                                          --------
               IT CONSULTING & OTHER SERVICES (2.0%)
   278,500     Accenture Ltd. "A"*                                           6,043
                                                                          --------

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                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2005 (UNAUDITED)

                                                                            MARKET
    NUMBER                                                                   VALUE
 OF SHARES     SECURITY                                                      (000)
----------------------------------------------------------------------------------
               MANAGED HEALTH CARE (1.5%)
    20,000     Aetna, Inc.                                                $  1,467
    45,800     Health Net, Inc.*                                             1,559
    25,200     PacifiCare Health Systems, Inc. "A"*                          1,506
                                                                          --------
                                                                             4,532
                                                                          --------
               PHARMACEUTICALS (13.0%)
    88,300     Abbott Laboratories                                           4,341
    97,000     Astrazeneca plc ADR (United Kingdom)                          4,263
    56,200     Biovail Corp. (Canada)*                                         778
    57,000     Eisai Co. Ltd. (Japan)(h)                                     1,893
   101,800     Elan Corp. plc ADR (Ireland)*(a)                                561
    45,100     Eli Lilly and Co.                                             2,637
    48,400     Forest Laboratories, Inc.*                                    1,727
   100,100     King Pharmaceuticals, Inc.*                                     801
    46,675     Novartis AG (Switzerland)(h)                                  2,271
   109,600     Sankyo Co. Ltd. (Japan)(h)                                    2,273
    56,477     Sanofi-Aventis ADR (France)                                   2,506
    10,530     Schering AG (Germany)(h)                                        695
   245,700     Schering-Plough Corp.                                         5,128
    12,129     Schwarz Pharma AG (Germany)(h)                                  543
   129,000     Shionogi & Co. Ltd. (Japan)(h)                                1,786
    18,900     Takeda Chemical Industries Ltd. (Japan)(h)                      918
    18,000     Teva Pharmaceutical Industries Ltd. ADR (Israel)                562
    15,433     UCB SA (Belgium)*(h)                                            751
    30,500     Watson Pharmaceuticals, Inc.*                                   915
    24,200     Wyeth                                                         1,088
    71,910     Yamanouchi Pharmaceutical Co. Ltd. (Japan)(h)                 2,609
                                                                          --------
                                                                            39,046
                                                                          --------
               SEMICONDUCTOR EQUIPMENT (3.6%)
   143,100     ASML Holding N.V. (Netherlands)*                              2,073
   345,300     Lam Research Corp.*                                           8,857
                                                                          --------
                                                                            10,930
                                                                          --------
               SEMICONDUCTORS (13.5%)
   130,300     Altera Corp.*                                                 2,701
   201,700     Analog Devices, Inc.                                          6,880
   466,900     Fairchild Semiconductor International, Inc. "A"*              6,280
   152,500     Intel Corp.                                                   3,587
    76,000     Marvell Technology Group Ltd.*                                2,544
   162,400     Maxim Integrated Products, Inc.                               6,074
   836,200     ON Semiconductor Corp.*                                       2,876
   385,900     Texas Instruments, Inc.                                       9,632
                                                                          --------
                                                                            40,574
                                                                          --------
               SYSTEMS SOFTWARE (7.1%)
   756,200     Microsoft Corp.                                              19,132
   210,700     Red Hat, Inc.*(a)                                             2,265
                                                                          --------
                                                                            21,397
                                                                          --------
               Total common stocks (cost: $297,674)                        295,729
                                                                          --------

               WARRANTS (0.3%)(e)

               IT CONSULTING & OTHER SERVICES
    39,335     Tata Consultancy Services Ltd. (India)(h)* (cost: $726)       1,021
                                                                          --------

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                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                                                          MARKET
    NUMBER                                                                                                                 VALUE
 OF SHARES     SECURITY                                                                                                    (000)
--------------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (1.0%)

               MONEY MARKET FUNDS(c)
 2,841,921     SSgA Prime Money Market Fund, 2.71% (cost: $2,842)                                                       $  2,842
                                                                                                                        --------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (6.2%)(f)

               MONEY MARKET FUNDS (0.1%)(c)
   126,966     AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.80%                                                  127
    21,690     Merrill Lynch Premier Institutional Fund, 2.63%                                                                22
                                                                                                                        --------
                                                                                                                             149
                                                                                                                        --------

 PRINCIPAL
    AMOUNT
     (000)
----------
               REPURCHASE AGREEMENTS (6.1%)(b)
   $ 6,000     CS First Boston LLC, 2.95%, acquired on 4/29/2005 and due 5/02/2005 at $6,000
                (collateralized by $6,265 of Freddie Mac Discount Notes(d), 3.39%(g), due 12/30/2005;
                market value $6,122)                                                                                       6,000
     2,100     Lehman Brothers, Inc., 2.94%, acquired on 4/29/2005 and due 5/02/2005 at $2,100
                (collateralized by $3,362 of FICO STRIPS(d), 4.14% - 5.00%(g), due 11/02/2009 - 6/06/2018;
                combined market value $2,144)                                                                              2,100
    10,250     Morgan Stanley & Co., Inc., 2.95%, acquired on 4/29/2005 and due 5/02/2005 at $10,250
                (collateralized by $10,310 of Fannie Mae Notes(d), 4.72%, due 3/15/2010;
                market value $10,456)                                                                                     10,250
                                                                                                                        --------
                                                                                                                          18,350
                                                                                                                        --------
               Total short-term investments purchased with cash collateral from securities loaned (cost: $18,499)         18,499
                                                                                                                        --------

               TOTAL INVESTMENTS (COST: $319,741)                                                                       $318,091
                                                                                                                        ========

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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

           USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (th 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

           A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                     (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the fund may use information from an external vendor or other sources to adjust the foreign market losing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

               4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

               5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

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           (continued)

USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2005 (UNAUDITED)

                     Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. As of April 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2005, were $22,764,000 and $24,414,000, respectively, resulting in net unrealized depreciation of $1,650,000.

           C. The portfolio of investments category percentages shown represent the percentages of the investment to net assets, which were $300,128,000 at April 30, 2005, and in, total, may not equal 100%. Investments in foreign securities were 17.5% of net assets at April 30, 2005.

           D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

           (a) The security or a portion thereof was out on loan as of April 30, 2005. The aggregate fair market value of these securities as of April 30, 2005, was approximately $17,581,000.

           (b) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           (c) Rate represents the money market fund annualized seven-day yield at April 30, 2005.

           (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

           (e) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

           (f) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair

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           to Portfolio of INVESTMENTS
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2005 (UNAUDITED)

               value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

           (g) Zero-coupon security. Rate represents the effective yield at date of purchase.

           (h) Security was fair valued at April 30, 2005, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

           * Non-income-producing security for the 12 months preceding April 30, 2005.

8

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

               DIRECTORS         Christopher W. Claus
                                 Barbara B. Dreeben
                                 Robert L. Mason, Ph.D.
                                 Michael F. Reimherr
                                 Laura T. Starks, Ph.D.
                                 Richard A. Zucker

          ADMINISTRATOR,         USAA Investment Management Company
     INVESTMENT ADVISER,         P.O. Box 659453
            UNDERWRITER,         San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT         USAA Shareholder Account Services
                                 9800 Fredericksburg Road
                                 San Antonio, Texas 78288

               CUSTODIAN         State Street Bank and Trust Company
          AND ACCOUNTING         P.O. Box 1713
                   AGENT         Boston, Massachusetts 02105

             INDEPENDENT         Ernst & Young LLP
       REGISTERED PUBLIC         100 West Houston St., Suite 1900
         ACCOUNTING FIRM         San Antonio, Texas 78205

               TELEPHONE         Call toll free - Central time
        ASSISTANCE HOURS         Monday - Friday, 7 a.m. to 10 p.m.
                                 Saturday, 8:30 a.m. to 5 p.m.
                                 Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL         (800) 531-8181
       INFORMATION ABOUT         For account servicing, exchanges,
            MUTUAL FUNDS         or redemptions
                                 (800) 531-8448

         RECORDED MUTUAL         24-hour service (from any phone)
       FUND PRICE QUOTES         (800) 531-8066

             MUTUAL FUND         (from touch-tone phones only)
          USAA TOUCHLINE         For account balance, last transaction, fund
                                 prices, or to exchange or redeem fund shares
                                 (800) 531-8777

         INTERNET ACCESS         USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS,
MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD
OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]   WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA        ----------------------------------
                                INSURANCE o MEMBER SERVICES

48495-0605                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 23, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 24, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    JUNE 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.